Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Rights, Net.
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2022	2023
	RMB	RMB
Cost	5,922,514	6,244,857
Less: Accumulated amortization	(479,563)	(607,756)
Land use rights, net	5,442,951	5,637,101